DAC AND OTHER DEFERRED ASSETS/LIABILITIES - Reconciliation of DAC (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	$ 760	$ 672	$ 587	$ 477	$ 471
VUL
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	410	361		300
IUL
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	296	297		287
GMxB Core
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	40	14		0
Investment Edge
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	1	0		0
SCS
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	$ 13	$ 0		$ 0